Shareholder Report, Holdings (Details) - C000005459	Jun. 30, 2024
Microsoft
Holdings [Line Items]
Percent of Net Asset Value	6.30%
NVIDIA
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Apple
Holdings [Line Items]
Percent of Net Asset Value	5.80%
Alphabet
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Amazon.com
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Meta Platforms
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Berkshire Hathaway
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Eli Lilly
Holdings [Line Items]
Percent of Net Asset Value	1.40%
Broadcom
Holdings [Line Items]
Percent of Net Asset Value	1.30%
JPMorgan Chase
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	30.30%
Financials
Holdings [Line Items]
Percent of Net Asset Value	13.00%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	10.20%
Industrials & Business Services
Holdings [Line Items]
Percent of Net Asset Value	9.40%
Communication Services
Holdings [Line Items]
Percent of Net Asset Value	8.60%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.30%
Energy
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Materials
Holdings [Line Items]
Percent of Net Asset Value	2.50%